Consolidated Balance Sheets (Parentheticals) - $ / shares		Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Preferred stock, par value (in Dollars per share)		$ 0.001	$ 0.001	$ 0.001
Preferred stock, shares authorized		20,000,000	20,000,000	20,000,000
Preferred stock, shares issued
Preferred stock, shares outstanding
Common stock, par value (in Dollars per share)	[1]	$ 0.001	$ 0.001
Common stock, shares authorized	[1]	10,000,000	10,000,000
Common stock, shares issued	[1]	4,823,043	3,286,190
Common stock, shares outstanding	[1]	4,823,043	3,286,190
Previously Reported
Common stock, par value (in Dollars per share)	[1]		$ 0.001	$ 0.001
Common stock, shares authorized	[1]		100,000,000	100,000,000
Common stock, shares issued	[1]		3,286,190	2,893,090
Common stock, shares outstanding	[1]		3,286,190	2,893,090

[1]	Prior period results have been adjusted to reflect the 1-for-10 reverse stock split effected on July 25, 2023.